Deconsolidation of Certain Interests (Measurement Period Adjustments Not Recorded) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Maintenance and utilities		$ 104,548	$ 109,526	$ 106,695
Depreciation and amortization		207,118	208,915	218,667
Other operating items, net		907	13	2,861
Total operating costs and expenses		1,928,230	1,968,523	1,967,521
Interest expense, net of amounts capitalized		224,590	230,060	262,995
Total other expense, net		267,141	229,765	287,104
Income (loss) from continuing operations before income taxes		4,061	$ (56,033)	$ (55,887)
Borgata
Condensed Financial Statements, Captions [Line Items]
Total operating costs and expenses	$ 157,896	657,324
Interest expense, net of amounts capitalized	$ 17,431	$ 59,681